Economic Context Where the Group's Operations	12 Months Ended
Dec. 31, 2020
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Economic Context Where the Group's Operations
NOTE 54. ECONOMIC CONTEXT WHERE THE GROUP’S OPERATIONS

The Company operates in a complex economic context, whose main variables have experienced strong volatility, both in the national and international spheres.

In March 2020, the outbreak of the pandemic caused by covid-19 generated significant consequences at global level, since most of the world’s countries reacted by implementing a series of unprecedented restrictions on moving from one place to another.
The different measures of sanitary restrictions imposed generated, to a greater or lesser extent, an almost immediate impact on the economies, whose production and activity indicators dropped fast.
In response, most governments have implemented aid packages to sustain the income of part of the population and reduce the risks of disruption in payment chains and company bankruptcies, aiming to lessen the impact of the crisis. Argentina has not been the exception, and the Government implemented actions as soon as the pandemic was declared. The Argentine economy was already in recession when the pandemic broke out, and the latter made this scenario more complex, giving rise to historical collapses in economic activity during the months with more restrictions on circulation. Despite the fact that there was an economic recovery in comparison with the first months in which the Social and Mandatory Preventive Isolation was implemented, the pre-pandemic activity levels have yet to be reached. The country ended the year 2020 with a fall in its annual Gross Domestic Product of around 10.1%.
The increase in public spending associated with the implementation of programs of various kinds to absorb the impact of the pandemic and the quarantine on the economic activity, together with the sharp drop in income that resulted from the recession, have led to a primary deficit of around 6.5% during 2020. The “red” of the public accounts was financed mainly through the assistance of the Central Bank to the Treasury (via transfers of via Temporary Advances and transfers of Profits corresponding to fiscal year 2019) due to the lack of access to the international capital market resulting from the process of foreign debt restructuring that the country went through during the first half of the year. Negotiations with external creditors were completed in the third quarter of 2020.
The inflationary effect of the aforementioned issuance of Argentine pesos has not yet been fully observed due to a series of factors: the restrictions on circulation that prevailed most of the year, the freezing of utility rates and other regulated prices, and the existence of programs such as “Precios Máximos” (Maximum Prices) and “Precios Cuidados” (Controlled Prices).
However, in the last months of 2020 the price increase began to accelerate, in line with the gradual reopening of some sectors of the economy and the authorization by the government to increase some prices. In 2020, the variation of the Consumer Price Index closed with an annual variation of 36.1%. However, the exchange rate regime did account for the strong issuance of Argentine pesos verified during 2020. The official exchange rate, defined daily by the Argentine Central Bank through Communication “A” 3500, devalued 28.8%, going from Ps. 1/USD 59.90 to Ps. 1/USD 84.15 between the last business day of 2019 and the last business day of 2020. In parallel, the International Reserves of the monetary entity fell to USD 39,410,000 at the end of 2020, from the USD 44,781,000 with which it had closed 2019. The reduction of the Reserves was mainly due to the cancellation of financial loans and lines of credit, particularly from the private sector. Added to this was the formation of external assets from the non-financial private sector, mainly explained by the acquisition of foreign currency by natural persons for savings.
In order to contain the decline in International Reserves, the monetary authority imposed increasing exchange restrictions throughout 2020. Additionally, these also had an upward impact on financial exchange rates used for restricted exchange transactions in the official market. Among these measures is the need to request prior authorization from the Argentine Central Bank to carry out certain transactions.
Likewise, the exchange rate regime already determined as mandatory the entry and settlement in national currency of the funds obtained resulting from exports of goods and services, collections of pre-financing, advances and post-financing of exports of goods, and sale of non-produced non-financial assets, and external assets.
The exchange restrictions, or those that may be established in the future, could affect the Company’s ability to access the Single Free Exchange Market (Mercado Único y Libre de Cambios, MULC) to acquire the necessary foreign exchange to meet its financial obligations. The assets and liabilities in foreign currency as of December 31, 2020 have been valuated considering MULC quotes in force.
The volatility and uncertainty context continues on the date of issuance of these Consolidated Financial Statements.
The Company’s Management permanently monitors the evolution of the variables that affect their business to define their course of action and identify the potential impacts on their equity and financial position. The Company’s Consolidated Financial Statements must be read in the light of these circumstances.